Lines of Businesses	12 Months Ended
Dec. 31, 2012
Lines of Businesses

Note 25—Lines of businesses

We have an internal information system that produces performance data along product and services lines for our two principal businesses and the Other segment.

Organization of our business

On Dec. 31, 2011, BNY Mellon sold its Shareowner Services business. In 2012, we reclassified the results of the Shareowner Services business from the Investment Services business to the Other segment. The reclassification did not impact consolidated results. All prior periods have been restated.

Business accounting principles

Our business data has been determined on an internal management basis of accounting, rather than the generally accepted accounting principles used for consolidated financial reporting. These measurement principles are designed so that reported results of the businesses will track their economic performance.

Business results are subject to reclassification whenever improvements are made in the measurement principles, or when organizational changes are made.

The accounting policies of the businesses are the same as those described in Note 1 of the Notes to Consolidated Financial Statements.

The operations of acquired businesses are integrated with the existing businesses soon after they are completed. As a result of the integration of staff support functions, management of customer relationships, operating processes and the financial impact of funding acquisitions, we cannot precisely determine the impact of acquisitions on income before taxes and therefore do not report it.

Information on our businesses is reported on a continuing operations basis for 2010. See Note 4 of the Notes to Consolidated Financial Statements for a discussion of discontinued operations.

The primary types of revenue for two principal businesses and the Other segment are presented below:

Business	Primary types of revenue
Investment Management

•    Investment management and performance fees from:

Mutual funds

Institutional clients

Private clients

High-net-worth individuals and families, endowments and foundations and related entities

•    Distribution and servicing fees

Investment Services

•    Asset servicing fees, including institutional trust and custody fees, broker-dealer services and securities lending

•    Issuer services fees, including Corporate Trust and Depositary Receipts

•    Clearing services fees, including broker-dealer services, registered investment advisor services and prime brokerage services

•    Treasury services fees, including global payment services and working capital solutions

•    Foreign exchange

Other segment	• Credit-related activities • Leasing operations • Corporate treasury activities • Global markets and institutional banking services • Business exits

The results of our businesses are presented and analyzed on an internal management reporting basis:

•

Revenue amounts reflect fee and other revenue generated by each business. Fee and other revenue transferred between businesses under revenue transfer agreements is included within other revenue in each business.

•

Revenues and expenses associated with specific client bases are included in those businesses. For example, foreign exchange activity associated with clients using custody products is allocated to Investment Services.

•

Net interest revenue is allocated to businesses based on the yields on the assets and liabilities generated by each business. We employ a funds transfer pricing system that matches funds with the specific assets and liabilities of each business based on their interest sensitivity and maturity characteristics.

•	Support and other indirect expenses are allocated to businesses based on internally-developed methodologies.
•	Recurring FDIC expense is allocated to the businesses based on average deposits generated within each business.
•	Litigation expense is generally recorded in the business in which the charge occurs.
•

Management of the investment securities portfolio is a shared service contained in the Other segment. As a result, gains and losses associated with the valuation of the securities portfolio are included in the Other segment.

•

Client deposits serve as the primary funding source for our investment securities portfolio. We typically allocate all interest revenue to the businesses generating the deposits. Accordingly, accretion related to the restructured investment securities portfolio has been included in the results of the businesses.

•	Net securities gains (losses) are recorded in the Other segment.
•	M&I expenses and restructuring charges are corporate level items and are therefore recorded in the Other segment.
•	Balance sheet assets and liabilities and their related income or expense are specifically assigned to each business. Businesses with a net liability position have been allocated assets.
•	Goodwill and intangible assets are reflected within individual businesses.

Total revenue includes approximately $2.3 billion in 2012, $2.2 billion in 2011 and $2.1 billion in 2010, of international operations domiciled in the UK which comprised 16%, 15% and 15% of total revenue, respectively.

The following consolidating schedules show the contribution of our businesses to our overall profitability.

For the year ended Dec. 31, 2012 (dollar amounts in millions)	Investment Management		Investment Services	Other	Consolidated
Fee and other revenue	$3,518	(a)	$7,375	$613	$11,506	(a)
Net interest revenue	214		2,442	317	2,973
Total revenue	3,732		9,817	930	14,479
Provision for credit losses	-		(2)	(78)	(80)
Noninterest expense	2,809		7,568	956	11,333
Income before taxes	$923	(a)	$2,251	$52	$3,226	(a)
Pre-tax operating margin (b)	25%		23%	N/M	22%
Average assets	$36,493		$222,752	$56,136	$315,381
(a)	Total fee and other revenue includes income from consolidated investment management funds of $189 million, net of noncontrolling interests of $76 million, for a net impact of $113 million. Income before taxes includes noncontrolling interests of $76 million.
(b)	Income before taxes divided by total revenue.

For the year ended Dec. 31, 2011
(dollar amounts in millions)	Investment Management		Investment Services	Other	Consolidated
Fee and other revenue	$3,254	(a)	$7,665	$777	$11,696	(a)
Net interest revenue	206		2,565	213	2,984
Total revenue	3,460		10,230	990	14,680
Provision for credit losses	1		-	-	1
Noninterest expense	2,736		7,233	1,143	11,112
Income (loss) before taxes	$723	(a)	$2,997	$(153)	$3,567	(a)
Pre-tax operating margin (b)	21%		29%	N/M	24%
Average assets	$37,041		$204,569	$49,535	$291,145
(a)	Total fee and other revenue includes income from consolidated investment management funds of $200 million, net of noncontrolling interests of $50 million, for a net impact of $150 million. Income before taxes includes noncontrolling interests of $50 million.
(b)	Income before taxes divided by total revenue.

For the year ended Dec. 31, 2010
(dollar amounts in millions)	Investment Management		Investment Services	Other	Total continuing operations
Fee and other revenue	$3,187	(a)	$6,972	$732	$10,891	(a)
Net interest revenue	203		2,362	360	2,925
Total revenue	3,390		9,334	1,092	13,816
Provision for credit losses	3		-	8	11
Noninterest expense	2,658		6,260	1,252	10,170
Income (loss) before taxes	$729	(a)	$3,074	$(168)	$3,635	(a)
Pre-tax operating margin (b)	22%		33%	N/M	26%
Average assets	$35,407		$158,676	$43,353	$237,436	(c)
(a)	Total fee and other revenue includes income from consolidated investment management funds of $226 million, net of noncontrolling interests of $59 million, for a net impact of $167 million. Income before taxes includes noncontrolling interests of $59 million.
(b)	Income before taxes divided by total revenue.
(c)	Including average assets of discontinued operations of $404 million in 2010, consolidated average assets were $237,840 million.